Reporting And Accounting Policies Equity Based Compensation (Detail) - Stock Compensation Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Incentive Compensation Plans Expense [Line Items]
Pretax expense	$ 66.2	$ 51.4	$ 64.9
Tax benefit	$ 23.2	$ 18.0	$ 22.7